Related parties - Key management personnel compensation (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Key management personnel compensation [Abstract]
Short-term employee benefits		₩ 21,268	₩ 21,963	₩ 25,007
Severance benefits		701	824	809
Share-based payment transactions	[1]	24,840	12,478	11,862
Key management personnel compensation		₩ 46,809	₩ 35,265	₩ 37,678

[1]	The above share-based compensation expenses are costs related to share-based compensation arrangements that are still within the vesting period.